Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Schedule of basic earnings per share
	2022	2021	2020

Profit attributable to the Parent	14,287,093	15,528,052	13,418,529

Earnings per share (BRL)
Basic Profit per 1,000 shares (in reais - BRL)
Common shares	1,831.43	1,981.65	1,713.45
Preferred shares	2,014.57	2,179.82	1,884.80
Net Profit attributable - Basic (BRL)
Common shares	6,936,588	7,535,924	6,511,367
Preferred shares	7,350,505	7,992,128	6,907,162

Weighted average shares outstanding (in thousands) - Basic
Common shares	3,787,533	3,802,851	3,800,140
Preferred shares	3,648,674	3,666,423	3,664,666

[custom:DilutedEarningsPerShareTableTextBlock]
	2022	2021	2020

Profit attributable to the Parent	14,287,093	15,528,052	13,418,529

Earnings per share (in reais - BRL)
Diluted earnings per 1,000 shares (in reais - BRL)
Common shares	1,831.43	1,981.65	1,713.45
Preferred shares	2,014.57	2,179.82	1,884.80
Net Profit attributable - Basic (in reais - BRL)
Common shares	6,936,588	7,535,924	6,511,367
Preferred shares	7,350,505	7,992,128	6,907,162

Weighted average shares outstanding (in thousand) - Diluted
Common shares	3,787,533	3,802,851	3,800,140
Preferred shares	3,648,674	3,666,423	3,664,666